Deposits (Scheduled Maturities Of Time Deposits) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Deposits [Abstract]
2021	$ 358,512
2022	143,458
2023	36,680
2024	19,671
2025	99
Thereafter
Total	$ 558,420